Capital management and solvency (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Composition of Available Own Funds Across Tiers

The below table provides the composition of Aegon’s available own funds across Tiers:

Available own funds	December 31, 2017 1) Available own funds	December 31, 2016 1) Available own funds	December 31, 2016 2) Available own funds
Unrestricted Tier 1	10,428	10,081	10,656
Restricted Tier 1	3,540	3,817	3,817
Tier 2	1,213	1,291	2,008
Tier 3	448	768	1,638
Total available own funds	15,628	15,957	18,119
[1]	The tiering information is based on the revised method which was confirmed by the DNB in 2017.
[2]	The 2016 comparative numbers are the final numbers as disclosed in Aegon’s 2016 Solvency and Financial Condition Report.

Summary of Equity Compares to Solvency II Own Funds

IFRS equity compares to Solvency II own funds as follows:

	December 31, 2017 1)	December 31, 2016 1)	December 31, 2016 2)
Shareholders’ Equity	20,288	20,520	20,520
IFRS adjustments for Other Equity instruments and non controlling interests	3,813	3,821	3,821
Group Equity	24,102	24,341	24,341
Solvency II revaluations	(5,416)	(5,241)	(5,241)
Excess of Assets over Liabilities	18,685	19,100	19,100
Availability adjustments	(606)	(361)	(361)
Fungibility restrictions 2)	(693)	(619)	(619)
Transferability restrictions 3)	(1,758)	(2,162)	-
Available own funds	15,628	15,957	18,119
[1]	The own funds information is based on the revised method which was confirmed by the DNB in 2017.
[2]	Amongst others, this contains the exclusion of Aegon Bank.
[3]	This includes the transferability restriction related to the new RBC CAL conversion methodology.
[4]	The 2016 comparative numbers are the final numbers as disclosed in Aegon’s 2016 Solvency and Financial Condition Report.

Summary of Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio

The following table shows the composition of the total capitalization and the calculation of the gross financial leverage ratio:

	Note	2017	2016
Total shareholders’ equity - based on IFRS as adopted by the EU	2	20,573	20,913
Non-controlling interests, share options and incentive plans not yet exercised	33, SOFP 2)	81	88
Revaluation reserves	32	(4,920)	(5,381)
Remeasurement of defined benefit plans	32	1,669	1,820
Shareholders’ capital		17,401	17,440
Junior perpetual capital securities	33	3,008	3,008
Perpetual cumulative subordinated bonds	33	454	454
Non-cumulative subordinated notes (Other equity instruments)	33	271	271
Fixed floating subordinated notes	34	695	695
Non-cumulative subordinated notes (Subordinated borrowings)	34	69	72
Trust pass-through securities	35	133	156
Currency revaluation other equity instruments 1)		40	340
Hybrid leverage		4,669	4,996
Senior debt 3)	39	2,312	2,414
Senior leverage		2,312	2,414
Total gross financial leverage		6,982	7,409

Total capitalization		24,383	24,849

Gross financial leverage ratio		28.6%	29.8%
[1]	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
[2]	Non-controlling interests are disclosed in the statement of financial position.
[3]	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR 31 million (2016: EUR 28 million).

Schedule of Total Distributable Items

The following table shows the composition of the total distributable items:

Distributable items 1)	2017	2016
Equity attributable to shareholders - based on IFRS as adopted by the EU	20,573	20,913
Not distributable items:
Share capital	(322)	(319)
Statutory reserves 2)	(6,502)	(8,598)
At December 31	13,749	11,996
[1]	Distributable items under Dutch law; note that Solvency II ratio also possibly restricts the distribution of dividends.
[2]	Statutory reserves contains legal reserves FCTR, group companies and revaluation account consists of positive revaluations only.